Document and Entity Information	Jan. 27, 2026
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Jan. 27, 2026
Entity File Number	000-56605
Entity Registrant Name	GOUVERNEUR BANCORP, INC.
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	37-2102925
Entity Address, Address Line One	42 Church Street
Entity Address, City or Town	Gouverneur
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	13642
City Area Code	315
Local Phone Number	287-2600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	None
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001978811
Amendment Flag	false